Accounts and notes receivable - Aging of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 4,453,669	$ 148,902	$ 4,747,288
Accounts and notes receivable [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,454,255		4,747,834	$ 4,013,705
Accounts and notes receivable [member] | Current [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	4,440,846		4,596,895
Accounts and notes receivable [member] | Within 1 month [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	13,733		18,807
Accounts and notes receivable [member] | 1 - 2 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 441		131,787
Accounts and notes receivable [member] | 2 - 3 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable			1,436
Accounts and notes receivable [member] | 3 - 4 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable			180
Accounts and notes receivable [member] | Over 4 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable			$ 324